UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21989

AllianzGI Equity & Convertible Income Fund
(Exact name of registrant as specified in charter)

1633 Broadway New York, New York		10019
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1633 Broadway New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	January 31, 2016

Date of reporting period:	October 31, 2015

Item 1. Schedule of Investments

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

October 31, 2015 (unaudited)

Shares		Value*
COMMON STOCK—67.9%
	Aerospace & Defense—1.9%
46,700	Boeing Co.	$6,914,869
45,272	United Technologies Corp.	4,455,218
		11,370,087
	Auto Components—1.2%
159,800	Johnson Controls, Inc.	7,219,764

	Automobiles—1.4%
547,300	Ford Motor Co.	8,105,513

	Banks—0.9%
101,000	Wells Fargo & Co.	5,468,140

	Beverages—2.9%
205,700	Coca-Cola Co.	8,711,395
85,700	PepsiCo, Inc.	8,757,683
		17,469,078
	Biotechnology—4.6%
113,800	AbbVie, Inc.	6,776,790
52,700	Amgen, Inc. (a)	8,336,086
9,700	Biogen, Inc. (b)	2,817,947
91,000	Gilead Sciences, Inc. (a)	9,839,830
		27,770,653
	Chemicals—0.9%
56,400	Monsanto Co.	5,257,608

	Communications Equipment—1.3%
128,100	Qualcomm, Inc.	7,611,702

	Computers & Peripherals—3.7%
110,600	Apple, Inc. (a)	13,216,700
341,500	EMC Corp.	8,954,130
		22,170,830
	Construction & Engineering—0.1%
15,200	Fluor Corp.	726,712

	Diversified Telecommunications Services—1.3%
170,800	Verizon Communications, Inc.	8,007,104

	Electric Utilities—0.5%
97,185	Exelon Corp.	2,713,405

	Electronic Equipment, Instruments & Components—1.3%
142,400	Amphenol Corp., Class A	7,720,928

	Energy Equipment & Services—2.2%
103,271	Baker Hughes, Inc.	5,440,316
9,700	Diamond Offshore Drilling, Inc.	192,836
53,600	National Oilwell Varco, Inc.	2,017,504
72,000	Schlumberger Ltd.	5,627,520
		13,278,176
	Food & Staples Retailing—4.0%
56,800	Costco Wholesale Corp. (a)	8,981,216
233,800	Kroger Co. (a)	8,837,640
74,100	Walgreens Boots Alliance, Inc. (a)	6,274,788
		24,093,644

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

October 31, 2015 (unaudited) (continued)

Shares		Value*
	Health Care Equipment & Supplies—0.6%
93,300	Baxter International, Inc.	$3,488,487

	Health Care Providers & Services—2.3%
46,400	McKesson Corp.	8,296,320
46,400	UnitedHealth Group, Inc.	5,464,992
		13,761,312
	Hotels Restaurants & Leisure—2.6%
49,900	McDonald’s Corp. (a)	5,601,275
161,900	Starbucks Corp. (a)	10,130,083
		15,731,358
	Household Products—1.1%
83,000	Procter & Gamble Co.	6,339,540

	Industrial Conglomerates—2.4%
37,100	3M Co.	5,832,491
291,285	General Electric Co.	8,423,962
		14,256,453
	Insurance—1.1%
79,500	Prudential Financial, Inc.	6,558,750

	Internet & Catalog Retail—2.3%
22,000	Amazon.com, Inc. (a) (b)	13,769,800

	Internet Software & Services—5.4%
26,800	Alibaba Group Holding Ltd., ADR (b)	2,246,644
21,200	Alphabet, Inc., Class A (a) (b)	15,632,668
103,500	Facebook, Inc., Class A (a) (b)	10,553,895
132,029	Twitter, Inc. (b)	3,757,546
		32,190,753
	IT Services—2.7%
42,400	International Business Machines Corp.	5,939,392
132,700	Visa, Inc., Class A (a)	10,294,866
		16,234,258
	Machinery—2.2%
170,200	AGCO Corp.	8,235,978
52,900	Deere & Co.	4,126,200
64,300	Joy Global, Inc.	1,104,674
		13,466,852
	Media—2.9%
121,800	Comcast Corp., Class A (a)	7,627,116
88,200	The Walt Disney Co.	10,031,868
		17,658,984
	Metals & Mining—0.0%
23,400	Freeport-McMoRan Copper & Gold, Inc.	275,418

	Multiline Retail—1.5%
118,000	Target Corp.	9,107,240

	Oil, Gas & Consumable Fuels—2.2%
29,155	Apache Corp.	1,374,075
83,400	Occidental Petroleum Corp.	6,216,636
82,000	Valero Energy Corp. (a)	5,405,440
		12,996,151

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

October 31, 2015 (unaudited) (continued)

Shares		Value*
	Pharmaceuticals—1.4%
124,500	Bristol-Myers Squibb Co. (a)	$8,210,775

	Road & Rail—0.8%
51,300	Union Pacific Corp.	4,583,655

	Semiconductors & Semiconductor Equipment—3.4%
301,200	Intel Corp.	10,198,632
176,200	Texas Instruments, Inc. (a)	9,994,064
		20,192,696
	Software—3.3%
205,400	Microsoft Corp. (a)	10,812,256
230,000	Oracle Corp.	8,933,200
		19,745,456
	Specialty Retail—1.5%
73,400	Home Depot, Inc. (a)	9,075,176

	Total Common Stock (cost-$461,692,506)	406,626,458

CONVERTIBLE PREFERRED STOCK—20.1%
	Automobiles—0.9%
169,000	Goldman Sachs Group, Inc., 8.00%, 12/17/15 (General Motors Co.) (c)	5,378,932

	Banks—1.7%
3,050	Huntington Bancshares, Inc., 8.50% (d)	4,087,000
5,000	Wells Fargo & Co., 7.50%, Ser. L (d)	5,925,000
		10,012,000
	Commercial Services & Supplies—0.2%
13,590	Stericycle, Inc., 5.25%, 9/15/18	1,266,860

	Diversified Financial Services—0.9%
4,825	Bank of America Corp., 7.25%, Ser. L (d)	5,331,625

	Diversified Telecommunication Services—0.7%
42,905	Frontier Communications Corp., 11.125%, 6/29/18	4,253,173

	Electric Utilities—0.7%
105,000	Exelon Corp., 6.50%, 6/1/17	4,384,800

	Electronic Equipment, Instruments & Components—0.7%
215,000	Bank of America Corp., 8.00%, 2/17/16 (Corning, Inc.) (c)	4,097,900

	Food Products—2.0%
48,800	Bunge Ltd., 4.875% (d)	4,773,250
20,000	Post Holdings, Inc., 2.50% (d)	2,452,500
86,500	Tyson Foods, Inc., 4.75%, 7/15/17	4,528,275
		11,754,025
	Health Care Providers & Services—2.3%
85,670	Anthem, Inc., 5.25%, 5/1/18	3,987,082
42,410	Goldman Sachs Group, Inc., 8.00%, 3/31/16 (Laboratory Corp. of America Holdings) (c)	4,961,758
71,100	JPMorgan Chase & Co., 8.00%, 5/5/16 (HCA Holding, Inc.) (c)	4,793,562
		13,742,402
	Machinery—1.2%
	Stanley Black & Decker, Inc.,
25,400	4.75%, 11/17/15	3,690,937
29,415	6.25%, 11/17/16	3,531,565
		7,222,502

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

October 31, 2015 (unaudited) (continued)

Shares		Value*
	Metals & Mining—0.4%
239,300	ArcelorMittal, 6.00%, 1/15/16	$2,213,525

	Multiline Retail—0.8%
95,000	Goldman Sachs Group, Inc., 8.00%, 1/14/16 (Macy’s, Inc.) (c)	5,112,425

	Multi-Utilities—0.5%
58,650	AES Trust III, 6.75%, 10/15/29	2,947,162

	Oil, Gas & Consumable Fuels—0.6%
25,000	ATP Oil & Gas Corp., 8.00% (b)(d)(e)(f)(g)	25
34,050	Chesapeake Energy Corp., 5.00% (d)	1,715,269
20,000	Southwestern Energy Co., 6.25%, 1/15/18	560,800
30,215	WPX Energy, Inc., 6.25%, 7/31/18	1,117,653
		3,393,747
	Pharmaceuticals—1.0%
5,515	Allergan PLC, 5.50%, 3/1/18	5,832,112

	Real Estate Investment Trust—3.2%
131,200	Alexandria Real Estate Equities, Inc., 7.00% (d)	3,583,400
36,635	American Tower Corp., 5.50%, 2/15/18	3,828,357
98,900	FelCor Lodging Trust, Inc., 1.95%, Ser. A (d)	2,472,500
75,000	Welltower, Inc., 6.50% (d)	4,433,250
103,455	Weyerhaeuser Co., 6.375%, 7/1/16	5,218,012
		19,535,519
	Semiconductors & Semiconductor Equipment—0.8%
68,000	Barclays Bank PLC, 8.00%, 11/9/15 (Lam Research Corp.) (c)	4,709,680

	Technology, Hardware, Storage & Peripherals—1.0%
51,710	Bank of America Corp., 8.00%, 5/10/16 (Apple, Inc.) (c)	6,034,557

	Wireless Telecommunication Services—0.5%
42,255	T-Mobile US, Inc., 5.50%, 12/15/17	2,809,535

	Total Convertible Preferred Stock (cost-$136,643,872)	120,032,481

Principal Amount (000s)
CONVERTIBLE BONDS & NOTES—8.9%
	Automobiles—0.7%
$30,890	Fiat Chrysler, 7.875%, 12/15/16	4,007,978

	Capital Markets—1.0%
3,370	BGC Partners, Inc., 4.50%, 7/15/16	3,549,031
3,000	Walter Investment Management Corp., 4.50%, 11/1/19	2,163,750
		5,712,781
	Electrical Equipment—0.1%
1,200	SolarCity Corp., 1.625%, 11/1/19	838,500

	Independent Power & Renewable Electricity Producers—0.3%
2,265	NRG Yield, Inc., 3.25%, 6/1/20 (e)(f)	2,013,019

	Internet Software & Services—1.9%
1,300	Gogo, Inc., 3.75%, 3/1/20 (e)(f)	1,134,257
1,500	LinkedIn Corp., 0.50%, 11/1/19 (e)(f)	1,631,257
1,400	Qihoo 360 Technology Co., Ltd., 2.50%, 9/15/18	1,368,500
2,650	Web.com Group, Inc., 1.00%, 8/15/18	2,601,969
4,500	WebMD Health Corp., 2.50%, 1/31/18	4,536,562
		11,272,545
	Machinery—0.7%
	Meritor, Inc.,
3,000	4.625%, 3/1/26 (h)	2,977,500
1,000	7.875%, 3/1/26	1,379,375
		4,356,875

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

October 31, 2015 (unaudited) (continued)

Principal Amount (000s)		Value*
	Oil, Gas & Consumable Fuels—0.8%
$4,000	Cheniere Energy, Inc., 4.25%, 3/15/45	$2,487,500
	Cobalt International Energy, Inc.,
1,750	2.625%, 12/1/19	1,262,188
1,550	3.125%, 5/15/24	1,002,656
		4,752,344
	Personal Products—0.3%
2,230	Herbalife Ltd., 2.00%, 8/15/19	1,983,317

	Pharmaceuticals—0.3%
1,115	Teva Pharmaceutical Finance Co. LLC, 0.25%, 2/1/26	1,590,269

	Semiconductors & Semiconductor Equipment—1.6%
3,070	Microchip Technology, Inc., 1.625%, 2/15/25 (e)(f)	3,198,556
3,100	Micron Technology, Inc., 3.00%, 11/15/43	2,821,000
1,420	ON Semiconductor Corp., 1.00%, 12/1/20 (e)(f)	1,402,250
4,000	SunEdison, Inc., 2.625%, 6/1/23 (e)(f)	1,882,500
		9,304,306
	Software—0.9%
2,500	FireEye, Inc., 1.00%, 6/1/35 (e)(f)	2,175,000
3,125	TeleCommunication Systems, Inc., 7.75%, 6/30/18	3,078,125
		5,253,125
	Thrifts & Mortgage Finance—0.0%
200	MGIC Investment Corp., 5.00%, 5/1/17	213,625

	Tobacco—0.3%
1,700	Vector Group Ltd., 1.75%, 4/15/20 (i)	1,964,562

	Total Convertible Bonds & Notes (cost-$57,276,929)	53,263,246

Units
WARRANTS (b)—0.0%
11,116	General Motors Co., expires 7/10/16 (cost-$775,632)	234,992

Principal Amount (000s)
SHORT-TERM INVESTMENT—2.8%
	Time Deposit—2.8%
$16,972	JPMorgan Chase & Co.-New York, 0.03%, 11/2/15 (cost-$16,971,986)	16,971,986

	Total Investments, before call options written (cost-$673,360,925)(j)—99.7%	597,129,163

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

October 31, 2015 (unaudited) (continued)

Contracts		Value*
CALL OPTIONS WRITTEN (b)—(0.1)%
	Alphabet, Inc., (ASE),
125	strike price $760, expires 11/20/15	$(60,000)
	Amazon.com, Inc., (ASE),
120	strike price $620, expires 11/20/15	(209,400)
	Amgen, Inc., (CBOE),
315	strike price $175, expires 11/20/15	(5,040)
	Apple, Inc., (ASE),
550	strike price $130, expires 11/20/15	(10,175)
	Bristol-Myers Squibb Co., (ASE),
870	strike price $70, expires 11/20/15	(23,055)
	Comcast Corp., (CBOE),
730	strike price $66.50, expires 11/20/15	(9,490)
	Costco Wholesale Corp., (ASE),
395	strike price $160, expires 11/20/15	(55,497)
	Facebook, Inc., (ASE),
725	strike price $105, expires 11/20/15	(192,488)
	Gilead Sciences, Inc., (ASE),
455	strike price $123, expires 11/20/15	(3,868)
	Home Depot, Inc., (ASE),
440	strike price $128, expires 11/20/15	(31,240)
	Kroger Co., (ASE),
585	strike price $40, expires 11/20/15	(7,312)
	McDonald’s Corp., (CBOE),
305	strike price $118, expires 11/20/15	(12,353)
	Microsoft Corp., (CBOE),
1,230	strike price $56, expires 11/20/15	(12,300)
	Starbucks Corp., (ASE),
1,130	strike price $65, expires 11/20/15	(45,765)
	Texas Instruments, Inc., (ASE),
1,055	strike price $60.50, expires 11/20/15	(20,045)
	United Health Group, Inc., (CBOE),
280	strike price $128, expires 11/20/15	(8,820)
	Valero Energy Corp., (ASE),
575	strike price $67.50, expires 11/20/15	(60,087)
	Visa, Inc., (CBOE),
720	strike price $85, expires 11/20/15	(15,120)
	Walgreens Boots Alliance, Inc., (CBOE),
445	strike price $100, expires 11/20/15	(2,448)
	Total Call Options Written (premiums received-$661,018)	(784,503)

	Total Investments, net of call options written (cost-$672,699,907)—99.6%	596,344,660
	Other assets less other liabilities—0.4%	2,336,092
	Net Assets—100.0%	$598,680,752

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

October 31, 2015 (unaudited) (continued)

Notes to Schedule of Investments:

*Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value.  Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to Allianz Global Investors Fund Management LLC (the “Investment Manager”) and Allianz Global Investors U.S. LLC (the “Sub-Adviser”), an affiliate of the Investment Manager. The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed by the Board. The Sub-Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premium or discount based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)         All or partial amount segregated for the benefit of the counterparty as collateral for call options written.

(b)         Non-income producing.

(c)          Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer (synthetic convertible securities).  Such entity is identified in the parenthetical.

(d)         Perpetual maturity. The date shown, if any, is the next call date.

(e)          Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $13,436,864, representing 2.2% of net assets.

(f)           144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(g)          In default.

(h)         Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.

(i)             In addition to the coupon rate shown, the issuer is expected to pay additional interest based on the actual dividends paid on its common stock.

(j)            At October 31, 2015, the cost basis of portfolio securities (before call options written) for federal income tax purposes was $673,472,257. Gross unrealized appreciation was $14,319,367, gross unrealized depreciation was $90,662,461 and net unrealized depreciation was $76,343,094. The difference between book and tax cost basis was attributable to wash sale loss deferrals.

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

October 31, 2015 (unaudited) (continued)

(k)         Transactions in call options written for the nine months ended October 31, 2015:

	Contracts	Premiums
Options outstanding, January 31, 2015	10,450	$671,136
Options written	71,711	3,709,543
Options terminated in closing transactions	(20,149)	(1,022,417)
Options expired	(50,887)	(2,694,697)
Options exercised	(75)	(2,547)
Options outstanding, October 31, 2015	11,050	$661,018

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

• Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

• Level 2 — valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets  or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

• Level 3 — valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the nine months ended October 31, 2015 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level of input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with U.S. Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds & notes are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts—Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

October 31, 2015 (unaudited) (continued)

A summary of the inputs used at October 31, 2015 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	10/31/15
Investments in Securities - Assets
Common Stock	$406,626,458	$—	$—	$406,626,458
Convertible Preferred Stock:
Automobiles	—	—	5,378,932	5,378,932
Electronic Equipment, Instruments & Components	—	—	4,097,900	4,097,900
Food Products	4,528,275	7,225,750	—	11,754,025
Health Care Providers & Services	3,987,082	—	9,755,320	13,742,402
Machinery	3,531,565	3,690,937	—	7,222,502
Metals & Mining	—	2,213,525	—	2,213,525
Multiline Retail	—	—	5,112,425	5,112,425
Multi-Utilities	—	2,947,162	—	2,947,162
Oil, Gas & Consumable Fuels	1,678,453	1,715,294	—	3,393,747
Pharmaceuticals	—	5,832,112	—	5,832,112
Real Estate Investment Trust	10,734,107	8,801,412	—	19,535,519
Semiconductors & Semiconductor Equipment	—	—	4,709,680	4,709,680
Technology, Hardware, Storage & Peripherals	—	—	6,034,557	6,034,557
All Other	28,057,993	—	—	28,057,993
Convertible Bonds & Notes	—	53,263,246	—	53,263,246
Warrants	234,992	—	—	234,992
Short-Term Investment	—	16,971,986	—	16,971,986
	459,378,925	102,661,424	35,088,814	597,129,163
Investments in Securities - Liabilities
Call Options Written, at value:
Market price	$(784,503)	$—	$—	$(784,503)
Totals	$458,594,422	$102,661,424	$35,088,814	$596,344,660

At October 31, 2015, securities valued at $20,212,762 were transferred from Level 1 to Level 2. This transfer was a result of securities with an exchange-traded closing price at January 31, 2015, using an evaluated mean price October 31, 2015.

At October 31, 2015, securities valued at $4,087,000 were transferred from Level 2 to Level 1. This transfer was a result of securities with an evaluated mean price at January 31, 2015, using an exchange-traded closing price October 31, 2015.

Schedule of Investments

AllianzGI Equity & Convertible Income Fund

October 31, 2015 (unaudited) (continued)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended October 31, 2015, was as follows:

						Net
					Net	Change in
	Beginning			Accrued	Realized	Unrealized	Transfers	Transfers	Ending
	Balance			Discounts	Gain	Appreciation/	into	out of	Balance
	1/31/15	Purchases	Sales	(Premiums)	(Loss)	Depreciation	Level 3	Level 3	10/31/15
Investments in Securities - Assets
Convertible Preferred Stock:
Automobiles	$5,464,615	$—	$—	$—	$—	$(85,683)	$—	$—	$5,378,932
Banks	5,092,875	—	(5,590,620)†	—	—	497,745	—	—	—
Electronic Equipment, Instruments & Components	—	5,297,600	—	—	—	(1,199,700)	—	—	4,097,900
Energy Equipment & Services	5,918,770	—	(7,034,561)†	—	—	1,115,791	—	—	—
Food Products	5,164,185	—	(5,616,865)†	—	—	452,680	—	—	—
Health Care Equipment & Supplies	3,406,725	—	(3,512,532)	—	171,727	(65,920)	—	—	—
Health Care Providers & Services	6,385,302	10,886,326	(6,610,786)	—	922,191	(1,827,713)	—	—	9,755,320
Internet Software & Services	4,518,041	—	(5,338,281)†	—	—	820,240	—	—	—
Multiline Retail	6,190,580	—	—	—	—	(1,078,155)	—	—	5,112,425
Oil, Gas & Consumable Fuels	4,626,866	—	(4,572,956)	—	(1,156,122)	1,102,212	—	—	—
Pharmaceuticals	11,375,023	—	(12,908,265)	—	3,128,137	(1,594,895)	—	—	—
Semiconductors & Semiconductor Equipment	9,958,390	—	(4,007,424)	—	(1,602,862)	361,576	—	—	4,709,680
Technology Hardware, Storage & Peripherals	6,704,115	6,551,657	(6,884,368)	—	1,290,984	(1,627,831)	—	—	6,034,557
Totals	$74,805,487	$22,735,583	$(62,076,658)	$—	$2,754,055	$(3,129,653)	$—	$—	$35,088,814

† Conversion

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at October 31, 2015:

	Ending Balance	Valuation	Unobservable
	at 10/31/15	Technique Used	Inputs	Input Values
Investments in Securities - Assets
Convertible Preferred Stock	$35,088,814	Third Party Pricing Vendor	Single Broker Quote	$19.06 - $117.00

The net change in unrealized appreciation/depreciation of Level 3 investments held at October 31, 2015, was $(4,390,404).

Glossary :

ADR     —   American Depositary Receipt

ASE      —   American Stock Exchange

CBOE   —   Chicago Board Options Exchange

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AllianzGI Equity & Convertible Income Fund

By:	/s/ Julian Sluyters
Julian Sluyters, President & Chief Executive Officer

Date: December 16, 2015

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: December 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julian Sluyters
Julian Sluyters, President & Chief Executive Officer

Date: December 16, 2015

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: December 16, 2015